Victory Pioneer Active Credit Fund Expense Example - Victory Pioneer Active Credit Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 316
Expense Example, with Redemption, 3 Years	509
Expense Example, with Redemption, 5 Years	900
Expense Example, with Redemption, 10 Years	1,998
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	269
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	1,091
Expense Example, with Redemption, 10 Years	2,639
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	$ 1,572